Consolidated Statements of Changes in Shareholders' (Deficit) (Parenthetical) (USD $)	7 Months Ended	12 Months Ended
	May 31, 2004	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2006
Offering costs	$ 54,000							$ 27,867
Common shares issued from Escrow liability per share			$ 1.00
Common shares issued from Escrow liability, value			1,425,000
Stock issued for services per share				$ 1.23
Offering costs per share	$ 0.30							$ 0.75
Promissory notes payable and related interest per share								$ 0.75
Payment for working capital advance per share	$ 0.3
Warrants exercised								94,500
Warrants exercised per share								$ 0.30
Common Stock issued for services to directors per share			$ 2.07
Stock issued for cash per share			$ 1.50	$ 1.00		$ 0.50	$ 0.50
Common Stock issued related to legal settlement per share		$ 0.97	$ 0.97
Common Stock issued for services to consultants per share		$ 2.68				$ 0.42
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share					$ 0.45
Issuance of common stock for accounts payable , per share		$ 1.21				$ 0.50
Convertible Preferred stock issued for cash per share					$ 5
Conversion of convertible debt to common stock
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		$ 0.75
Conversion of accrued interest on convertible debt to common stock
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		$ 0.75
Issuance During Period 1st
Common Stock issued for services to directors per share		$ 1.60
Issuance During Period 2nd
Common Stock issued for services to directors per share		$ 0.77
Issuance During Period 3rd
Common Stock issued for services to directors per share		$ 1.00
Issuance During Period 4th
Common Stock issued for services to directors per share		$ 0.80
Minimum
Common Stock issued for services to consultants per share			$ 2.55
Exercise of Common Stock options per share			$ 0.30
Maximum
Common Stock issued for services to consultants per share			$ 2.80
Exercise of Common Stock options per share			$ 1.00
Common stock issued one
Stock issued for services per share						$ 0.50
Repurchase of common stock per share					$ 0.28
Common stock issued two
Stock issued for services per share						$ 0.37
Repurchase of common stock per share					$ 0.50
Preferred Stock
Convertible Preferred stock issued for cash per share					$ 5
Common Stock
Offering costs	54,000							27,867
Common shares issued from Escrow liability per share			$ 1.00
Common shares issued from Escrow liability, value			$ 1,425,000
Stock issued for services per share				$ 1.23
Offering costs per share	$ 0.30							$ 0.75
Promissory notes payable and related interest per share								$ 0.75
Payment for working capital advance per share	$ 0.3
Warrants exercised								94,500
Warrants exercised per share								$ 0.30
Common Stock issued for services to directors per share			$ 2.07
Stock issued for cash per share			$ 1.50	$ 1.00		$ 0.50	$ 0.50
Common Stock issued related to legal settlement per share		$ 0.97
Common Stock issued for services to consultants, shares		60,000	72,500
Common Stock issued for services to consultants per share		$ 2.68
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share					$ 0.45
Issuance of common stock for accounts payable , per share		$ 1.21				$ 0.50
Common Stock | Conversion of convertible debt to common stock
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		$ 0.75
Common Stock | Conversion of accrued interest on convertible debt to common stock
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		$ 0.75
Common Stock | Issuance During Period 1st
Common Stock issued for services to directors per share		$ 1.60
Common Stock | Issuance During Period 2nd
Common Stock issued for services to directors per share		$ 0.77
Common Stock | Issuance During Period 3rd
Common Stock issued for services to directors per share		$ 1.00
Common Stock | Issuance During Period 4th
Common Stock issued for services to directors per share		$ 0.80
Common Stock | Minimum
Common Stock issued for services to consultants per share			$ 2.55
Exercise of Common Stock options per share			$ 0.30
Common Stock | Maximum
Common Stock issued for services to consultants per share			$ 2.80
Exercise of Common Stock options per share			$ 1.00
Common Stock | Common stock issued one
Stock issued for services per share						$ 0.50
Stock issued for cash per share					$ 0.50
Common Stock | Common stock issued two
Stock issued for services per share						$ 0.37
Stock issued for cash per share					$ 0.50
Common Stock | Common stock issued three
Stock issued for services per share						$ 0.42
Stock issued for cash per share					$ 0.50
Subject to recession
Stock issued for cash per share				$ 1.00		$ 0.50	$ 0.50
Convertible Preferred stock issued for cash per share					$ 5
Subject to recession | Common stock issued one
Stock issued for cash per share					$ 0.50
Subject to recession | Common stock issued two
Stock issued for cash per share					$ 0.50
Subject to recession | Common stock issued three
Stock issued for cash per share					$ 0.50
Treasury Stock
Stock issued for services per share					$ 1.45
Treasury Stock | Common stock issued four
Stock issued for cash per share					$ 0.50
Treasury Stock | Common stock issued five
Stock issued for cash per share					$ 0.50
Treasury Stock | Common stock issued one
Repurchase of common stock per share					$ 0.28
Treasury Stock | Common stock issued two
Repurchase of common stock per share					$ 0.50
Treasury Stock APIC
Stock issued for services per share					$ 1.45
Treasury Stock APIC | Common stock issued four
Stock issued for cash per share					$ 0.50
Treasury Stock APIC | Common stock issued five
Stock issued for cash per share					$ 0.50
Stock for prepaid services
Stock issued for services per share					$ 1.45
Common Stock Payable
Common Stock issued related to legal settlement per share			$ 0.97
Exercise Price 1
Warrants exercised per share		$ 0.25
Exercise Price 1 | Common Stock
Warrants exercised per share		$ 0.25
Exercise Price 1 | Subject to recession
Warrants exercised per share		$ 1.00
Exercise Price 2
Warrants exercised per share		$ 1.00
Exercise Price 2 | Common Stock
Warrants exercised per share		$ 1.00
Exercise Price 2 | Subject to recession
Warrants exercised per share		$ 1.00
Exercise Price 3
Exercise of Common Stock options per share		$ 0.34
Exercise Price 3 | Common Stock
Exercise of Common Stock options per share		$ 0.34
Exercise Price 3 | Subject to recession
Exercise of Common Stock options per share		$ 1.00